SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Kyivstar operations are considered as one operating segment. While Kyivstar Group identifies a single reportable segment in accordance with IFRS 8 Operating Segments, revenue is disaggregated into the following categories:
•Telecommunication and infrastructure revenue – service revenue from mobile and fixed connectivity services provided to individuals and corporate customers and infrastructure services;
•Digital revenue – revenue from proprietary digital platforms and services
Management evaluates Kyivstar’s performance on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain or loss on disposals of non-current assets, other non-operating gains or losses, and for certain non-recurring items such as listing expense (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”).
The following tables present revenue disaggregation and the key financial information for the three-month periods ended
March 31, 2026 and 2025:
For the three-month period ended March 31:

	Telecommunication and infrastructure revenue		Digital revenue		Total revenue
	2026	2025	2026	2025	2026	2025

Kyivstar	256	236	67	19	323	255

Total	256	236	67	19	323	255

	Revenue		Selling, general and administrative expenses		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2026	2025	2026	2025	2026	2025	2026	2025

Kyivstar	323	255	118	91	173	140	67	51

Total	323	255	118	91	173	140	67	51
*This includes capital expenditures on property, plant and equipment, net of advances, of US$86 (2025: US$85), intangible assets of US$23
(2025: US$9) after deducting additions in licenses of US$nil (2025: US$nil) and right-of-use assets of US$42 (2025: US$43).
The following table provides the reconciliation of Adjusted EBITDA to profit before tax for the three-month period ended March
31:

	Three-month period
	2026	2025
Total Adjusted EBITDA	173	140
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Depreciation	(38)	(31)
Amortization	(20)	(13)
Impairment	(2)	(2)
Finance costs	(18)	(21)
Finance income	4	7
Other non-operating loss, net	(1)	(1)
Net foreign exchange gain / (loss) , net	6	(21)

Profit before tax	104	58